Trade Receivables and Accrued Income - Summary of Trade Receivables and Accrued Income (Detail) - Trade receivables and accrued income [member] - TRY (₺) ₺ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade Receivables And Accrued Income [line items]
Receivables from subscribers	₺ 1,634,427	₺ 1,369,948
Accounts and notes receivable	560,665	498,397
Undue assigned contracted receivables	271,306	347,596
Accrued revenue		632,631
Other	39,592
Trade receivables and accrued revenue	₺ 2,505,990	₺ 2,848,572